Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Due from related parties	$ 20,637	$ 29,203
Due to related parties	(21,828)	(12,717)
Advances for drilling units under construction for the year	0	623,984
Vessels, net for the year	96,428	2,141,617
Drilling units, machinery and equipment, net for the year	0	6,259,747
Related parties
Due from related parties	20,637	29,203
Due to related parties	(21,828)	(12,717)
Advances for drilling units under construction for the year	0	1,546
Vessels, net for the year	0	530
Drilling units, machinery and equipment, net for the year	$ 0	$ 2,885